Subsequent Events (Details) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Oct. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Proceeds from issuance of note payable - related party		$ 315,000	$ 479,000	$ 529,000	$ 1,446,500
Aggregate gross proceeds		$ 299,852	$ 555,000	655,000
Subsequent Event [Member]
Short-term Debt [Line Items]
Warrants purchase of common stock	644,000
Warrant exercisable price, per share	$ 0.30
Common stock, Share price	$ 0.25
Issuance of common shares for cash	644,000
Aggregate gross proceeds	$ 161,000
Investors [Member]
Short-term Debt [Line Items]
Gross proceeds issuance of notes payable				41,442
Short term debt				300,000
Accrued unpaid interest				$ 41,442
Warrant term				5 years
Warrants purchase of common stock				10,488,708
Warrant exercisable price, per share				$ 0.20
Investors one [Member]
Short-term Debt [Line Items]
Gross proceeds issuance of notes payable				$ 50,000
Warrant term				5 years
Warrants purchase of common stock				100,000
Warrant exercisable price, per share				$ 0.20
Investors two [Member]
Short-term Debt [Line Items]
Warrant term				5 years
Warrants purchase of common stock				81,500
Warrant exercisable price, per share				$ 0.20
Proceeds from issuance of note payable - related party				$ 40,750
Investors three [Member]
Short-term Debt [Line Items]
Warrant term				5 years
Warrants purchase of common stock				35,000
Warrant exercisable price, per share				$ 0.20
Proceeds from issuance of note payable - related party				$ 135,000
Consultants [Member]
Short-term Debt [Line Items]
Common stock to consultants in exchange for services				628,750
Placement Agent [Member]
Short-term Debt [Line Items]
Restricted common stock shares				375,000